JPMorgan Tax Aware Equity Fund
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Tax Aware Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.2%
Banks — 3.3%
Bank of America Corp.	376	13,335
Wells Fargo & Co.	352	16,498
		29,833
Beverages — 3.3%
Monster Beverage Corp. *	117	12,230
PepsiCo, Inc.	101	17,238
		29,468
Biotechnology — 4.8%
AbbVie, Inc.	230	33,997
Biogen, Inc. *	27	8,000
Regeneron Pharmaceuticals, Inc. *	2	1,289
		43,286
Capital Markets — 2.2%
Morgan Stanley	200	19,483
Chemicals — 2.2%
Linde plc (United Kingdom)	60	20,010
Commercial Services & Supplies — 1.8%
Waste Connections, Inc.	122	16,161
Consumer Finance — 1.5%
American Express Co.	77	13,513
Electric Utilities — 2.7%
NextEra Energy, Inc.	324	24,141
Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	29	14,772
Food Products — 1.8%
Mondelez International, Inc., Class A	245	16,056
Health Care Equipment & Supplies — 1.3%
Boston Scientific Corp. *	252	11,663
Health Care Providers & Services — 5.9%
UnitedHealth Group, Inc.	105	52,244
Hotels, Restaurants & Leisure — 3.1%
Booking Holdings, Inc. *	4	8,398
Hilton Worldwide Holdings, Inc.	66	9,547
Yum! Brands, Inc.	77	10,101
		28,046
Industrial Conglomerates — 1.9%
Honeywell International, Inc.	81	16,980
Insurance — 2.4%
Arthur J Gallagher & Co.	14	2,740
Progressive Corp. (The)	140	19,021
		21,761

JPMorgan Tax Aware Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — 6.1%
Alphabet, Inc., Class A *	237	23,437
Alphabet, Inc., Class C *	169	16,820
Meta Platforms, Inc., Class A *	96	14,295
		54,552
Internet & Direct Marketing Retail — 4.8%
Amazon.com, Inc. *	413	42,551
IT Services — 3.8%
Mastercard, Inc., Class A	92	34,184
Life Sciences Tools & Services — 2.5%
Danaher Corp.	86	22,671
Machinery — 1.8%
Deere & Co.	38	16,195
Media — 0.9%
Charter Communications, Inc., Class A *	21	8,199
Oil, Gas & Consumable Fuels — 6.1%
ConocoPhillips	222	27,079
Exxon Mobil Corp.	238	27,622
		54,701
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	21	5,902
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	153	11,101
Eli Lilly & Co.	57	19,704
		30,805
Road & Rail — 2.6%
Norfolk Southern Corp.	95	23,377
Semiconductors & Semiconductor Equipment — 10.5%
Advanced Micro Devices, Inc. *	57	4,254
Analog Devices, Inc.	60	10,271
ASML Holding NV (Registered), NYRS (Netherlands)	13	8,789
NVIDIA Corp.	78	15,317
NXP Semiconductors NV (China)	161	29,692
Texas Instruments, Inc.	144	25,536
		93,859
Software — 8.7%
Microsoft Corp.	313	77,456
Specialty Retail — 1.3%
AutoZone, Inc. *	5	11,148
Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.	319	46,079

JPMorgan Tax Aware Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc. *	50	7,473
Total Common Stocks (Cost $357,857)		886,569
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.52% (a) (b) (Cost $7,932)	7,928	7,933
Total Investments — 100.1% (Cost $365,789)		894,502
Liabilities in Excess of Other Assets — (0.1)%		(678)
NET ASSETS — 100.0%		893,824

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.

JPMorgan Tax Aware Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$894,502	$—	$—	$894,502

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan Tax Aware Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.52% (a) (b)	$29,645	$58,478	$80,196	$3	$3	$7,933	7,928	$97	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.